Significant Accounting Policies, Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Hong Kong profits tax rate percentage	16.50%
Hong Kong profits tax	$ 0
Greek annual contribution	$ 42
Minimum stock ownership percentage under 50% Ownership Test	50.00%
Minimum stock ownership percentage under 5% Override Rule	50.00%
Minimum percentage of days stock owned during taxable year under 5% Override Rule	50.00%
Minimum stock ownership percentage for individual under 5% Override Rule	5.00%
Number of years qualified for statutory tax exemption prior to 2016 taxable year	2 years
Statutory Tax Exemption on United States Source Income [Member]
Income Taxes [Abstract]
Maximum percentage of shipping income estimated to be treated as United States source income	50.00%
Estimated effective tax rate on United States source income	2.00%
Estimated federal income tax expense on United States source income	$ 34	$ 0	$ 0